Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2019	Mar. 31, 2019
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 28,468	¥ 28,125
Payables under securities lending transactions	1,111	913
Obligations to return securities received as collateral	3,391	3,087
Total	32,970	32,125
Japanese National Government and Japanese Government Agency Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	9,662	8,306
Payables under securities lending transactions	87	21
Obligations to return securities received as collateral	1,208	856
Total	10,957	9,183
Foreign Government and Official Institution Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	15,142	14,291
Payables under securities lending transactions	57
Obligations to return securities received as collateral	1,018	1,286
Total	16,217	15,577
Corporate Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	663	705
Obligations to return securities received as collateral	122	172
Total	785	877
Residential Mortgage-backed Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	2,323	4,369
Total	2,323	4,369
Other Debt Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	275	238
Total	275	238
Marketable Equity Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	276	200
Payables under securities lending transactions	965	892
Obligations to return securities received as collateral	1,043	772
Total	2,284	1,864
Others [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	127	16
Payables under securities lending transactions	2
Obligations to return securities received as collateral		1
Total	¥ 129	¥ 17